DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2020
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

21.    DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

	For the years ended December 31,
	2020	2019	2018
EXPENSES
Selling expenses
Share-based payment	$320,886	$188,930	$170,416
Cash-based employee expenses	891,784	526,769	352,837
Other expenses	984,133	930,286	829,912
	$2,196,803	$1,645,985	$1,353,165

General and administrative expenses
Depreciation	280,949	182,202	60,206
Share-based payments	2,820,369	1,748,660	2,147,832
Cash-based employee expenses	3,149,313	2,725,814	2,498,005
Litigation expenses	284,729	81,171	540,125
Employee termination expenses	—	26,050	761,354
Accretion on collaboration, license and settlement agreements provision	308,938	693,047	5,129,758
Legal costs from financing activities	3,617,485	1,089,245	1,608,260
Other expenses	3,619,370	3,467,543	3,693,396
	$14,081,153	$10,013,732	$16,438,936

Product development and clinical trials expenses
Depreciation	487,152	459,419	323,920
Share-based payments	1,764,557	1,252,218	974,629
Cash-based employee expenses	7,965,627	7,623,347	6,691,371
Other expenses	10,184,259	10,685,975	8,011,544
	20,401,595	20,020,959	16,001,464

TOTAL EXPENSES	$36,679,551	$31,680,676	$33,793,565

Depreciation per Statements of Cash Flows	$768,101	$641,621	$384,126

Share-based payments per Statements of Cash Flows	$4,905,812	$3,189,808	$3,292,877

Cash-based employee expenses (see Note 20)	$12,006,724	$10,875,930	$9,542,213